UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06709
Name of Registrant: Vanguard Florida Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2013
Item 1: Schedule of Investments

Vanguard Florida Focused Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Florida (58.5%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	7,160	7,800
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,467
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,929
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,672
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	8,618
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,724
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,354
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	2,500	2,887
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,568
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	1,000	1,125
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	5,000	5,849
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,690
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,380
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,525
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,417
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	4,107
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	8,127
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,686
Florida Department of Transportation GO	5.000%	7/1/14 (Prere.)	7,350	7,888
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/39	125	135
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.090%	3/7/13 LOC	1,500	1,500
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,773
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,409
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,409
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,535
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,256
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	4,335
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	9,473
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,691

Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	3,000	3,274
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/13 (Prere.)	4,570	4,705
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,048
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,000	6,148
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,915
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	3,226
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.100%	3/1/13	1,000	1,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.110%	3/7/13	985	985
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,197
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,960
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	5,063
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,899
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,174
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.110%	3/7/13	1,800	1,800
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.130%	3/7/13	2,200	2,200
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,784
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	4,121
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,654
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	6,540	6,837
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,218
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,188
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,542
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,505
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,278
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,500	2,828

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	6,950	7,899
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	2,049
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	10,389
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	2,365	2,893
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,250	4,608
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	7,000	7,641
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.110%	3/7/13 LOC	800	800
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,228
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,928
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	9,331
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.100%	3/1/13 LOC	4,900	4,900
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,410
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,518
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	5,013
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	8,088
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	4,745	5,303
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.150%	3/7/13 (4)	2,200	2,200
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,226
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	1,954
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,666
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	7,146
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	9,432
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	7,227
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,817
Orange County FL School Board COP VRDO	0.110%	3/7/13 LOC	2,530	2,530
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	9,203
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/15 (14)	8,360	9,777
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,286
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,790
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,134

Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	6,010
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	3,000	3,637
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,344
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,918
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/15 (Prere.)	2,100	2,347
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,395
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	6,010
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,934
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	3,000	3,376
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.100%	3/7/13 LOC	1,100	1,100
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	8,301
Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,268
1 Palm Beach County FL School Board COP TOB
VRDO	0.150%	3/7/13	4,135	4,135
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	5,000	5,945
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/16 (Prere.)	2,000	2,309
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	3,309
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,207
Polk County FL Utility System Revenue	5.250%	10/1/13 (Prere.)	3,620	3,727
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	2,000	2,278
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,260
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	3,500	4,143
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,542
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,599
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,326
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/17 (14)	2,400	2,817
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,414
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,497
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,888
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	5,446
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,984
1 South Florida Water Management District COP
TOB VRDO	0.110%	3/1/13	10,400	10,400
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/18	2,000	2,335
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,795

South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,760
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/37	5,000	5,455
St. John's County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	915	956
St. John's County FL Ponte Vedra Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,960
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,623
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,382
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,141
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	9,031
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,941
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,748
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,995
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,345
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,826
				559,423
New York (5.4%)
New York City NY GO	5.000%	8/1/35	1,500	1,725
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,405
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,288
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,000	2,245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,128
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	937
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,664
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	1,455	1,645
New York Liberty Development Corp. Revenue	5.750%	11/15/51	2,000	2,370
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,229
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,320
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,397
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,437
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	2,000	2,304
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	2,000	2,326

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	2,000	2,295
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	2,000	2,394
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,306
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,421
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	1,000	1,158
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	2,000	2,297
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	2,000	2,379
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	3,000	3,581
				51,251
Texas (4.9%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,653
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	2,036
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,293
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/22	1,000	1,254
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,237
Frisco TX Independent School District GO	5.000%	8/15/40	1,000	1,151
North Texas Tollway Authority System Revenue	5.000%	9/1/30	2,000	2,348
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,336
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,900	2,135
North Texas Tollway Authority System Revenue	5.500%	9/1/41	2,000	2,376
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,161
San Antonio TX GO	4.000%	8/1/14	1,000	1,053
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,448
2 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/43	1,000	1,113
Texas GO	5.000%	8/1/32	4,000	4,742
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	2,000	2,186
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,245
Texas Transportation Commission Revenue	5.000%	8/15/41	2,500	2,743
University of Houston Texas Revenue	5.000%	2/15/22	2,560	3,136
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,000	2,469
Waco TX Education Finance Corp. Revenue
(Baylor University)	5.000%	3/1/43	2,000	2,278
				47,393
California (3.4%)
California GO	5.000%	9/1/23	2,000	2,475
California GO	5.250%	10/1/24	3,000	3,657

California GO	5.000%	6/1/37 (14)	2,500	2,746
California GO	6.000%	11/1/39	1,500	1,833
California GO	5.000%	9/1/42	1,500	1,697
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	1,000	1,097
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	2,000	2,249
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	3,680	3,742
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,334
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,000	2,310
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,052
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	1,000	1,214
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,734
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,373
				32,513
Massachusetts (3.4%)
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	2,000	2,293
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	1,325	1,418
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,621
Massachusetts GO	5.000%	10/1/16	3,000	3,474
Massachusetts GO	5.000%	10/1/17	3,000	3,577
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,235	1,657
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	2,000	2,406
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,588
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	3,550	3,627
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,621
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,166
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,500	1,735
				32,183
Illinois (2.1%)
Chicago IL GO	5.250%	1/1/35	2,000	2,231
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,879
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	1,000	1,150
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,148
Cook County IL GO	5.250%	11/15/28	2,000	2,365
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	1,000	1,133
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,251

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	921
Illinois GO	5.000%	8/1/23	1,500	1,727
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/20	1,000	1,083
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	2,000	2,374
				20,262
Georgia (1.9%)
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	1,000	1,154
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	1,000	1,146
Georgia GO	5.000%	7/1/29	2,000	2,426
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	2,000	2,269
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,646
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	3,000	3,735
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,677
				18,053
Pennsylvania (1.8%)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,050	3,578
Pennsylvania GO	5.000%	9/1/14 (4)	3,100	3,323
Pennsylvania GO	5.000%	3/1/15	2,065	2,257
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,180
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,122
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	2,000	2,447
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	1,000	1,210
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	2,000	2,173
				17,290
Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,442
Columbus OH GO	5.000%	12/15/13	2,000	2,076
Franklin County OH GO	5.000%	12/1/15	2,000	2,250
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	1,750	1,986
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	2,000	2,334
Ohio GO	5.000%	2/1/29	3,000	3,567
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	2,000	2,257
				15,912
Virginia (1.5%)
Chesapeake VA Toll Road Revenue	5.000%	7/15/47	1,000	1,065
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,128
Norfolk VA Water Revenue	5.000%	11/1/28	1,000	1,208

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,878
Route 460 Funding Corp. of Virginia Toll Road
Revenue	5.125%	7/1/49	2,000	2,181
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,530
Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,438
				14,428
North Carolina (1.5%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,590
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,273
Charlotte NC GO	5.000%	7/1/27	3,000	3,721
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	2,725	3,164
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	549
Wake County NC GO	4.000%	2/1/14	2,000	2,070
				14,367
Washington (1.3%)
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,318
University of Washington Revenue	5.000%	4/1/19	2,000	2,450
University of Washington Revenue	5.000%	7/1/34	2,000	2,363
Washington GO	5.000%	8/1/35	2,000	2,327
Washington State University General Revenue	5.000%	10/1/27	2,760	3,301
				12,759
Maryland (1.1%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,470
Maryland GO	5.000%	8/1/15	2,425	2,697
Maryland GO	5.000%	3/1/16	3,720	4,225
				10,392
New Jersey (1.0%)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,000	4,702
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,388
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,453
				9,543
Wisconsin (1.0%)
Wisconsin GO	5.000%	5/1/13	2,750	2,773
Wisconsin GO	5.000%	11/1/20	2,500	3,129
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,352
				9,254
Connecticut (0.9%)
Connecticut GO	5.000%	11/1/16	2,000	2,314
Connecticut GO	5.000%	11/1/26	3,000	3,632
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,339
				8,285
New Hampshire (0.8%)
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/43	2,500	2,750

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	1,000	1,077
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	3,000	3,618
				7,445
Puerto Rico (0.7%)
Puerto Rico GO	5.250%	7/1/13 (Prere.)	775	788
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	25,120	5,997
				6,785
Tennessee (0.5%)
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	5/1/42	500	557
Tennessee GO	5.000%	10/1/16	2,000	2,318
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	2,000	2,189
				5,064
Alabama (0.5%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	1,000	1,137
Huntsville AL GO	5.000%	5/1/26	2,860	3,428
				4,565
Minnesota (0.5%)
Minnesota General Fund Revenue	5.000%	3/1/28	1,000	1,203
Minnesota GO	5.000%	10/1/16	2,850	3,305
				4,508
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,831
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	2,200	2,585
				4,416
Nebraska (0.4%)
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,344
Nebraska Public Power District Revenue	5.000%	1/1/27	1,500	1,785
				4,129
Arizona (0.4%)
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,394
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,190
				3,584
South Carolina (0.4%)
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	3,000	3,484

Indiana (0.3%)
Indiana University Student Fee Revenue	5.000%	6/1/21	1,195	1,508
Indiana University Student Fee Revenue	5.000%	6/1/22	1,000	1,271
				2,779

New Mexico (0.3%)
New Mexico GO	5.000%	3/1/14	2,410	2,526

Hawaii (0.2%)
Hawaii GO	5.000%	12/1/18	2,000	2,444

Oregon (0.2%)
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,335

Mississippi (0.2%)
Mississippi GO	5.000%	10/1/36	2,000	2,317

District of Columbia (0.2%)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	2,000	2,304

Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	2,000	2,239

Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center Obligated Group)	5.000%	7/1/33	1,500	1,680

Colorado (0.1%)
Denver CO City & County Airport Revenue	5.000%	11/15/32	1,000	1,166

Oklahoma (0.1%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	926

Total Tax-Exempt Municipal Bonds (Cost $855,227)				938,004
Total Investments (98.1%) (Cost $855,227)				938,004
Other Assets and Liabilities-Net (1.9%)				17,968
Net Assets (100%)				955,972

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $21,635,000, representing 2.3% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2013.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.

Florida Focused Long-Term Tax-Exempt Fund

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Florida Focused Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $855,756,000. Net unrealized appreciation of investment securities for tax purposes was $82,248,000, consisting of unrealized gains of $83,938,000 on securities that had risen in value since their purchase and $1,690,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 18, 2013
VANGUARD FLORIDA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444,
Incorporated by Reference.